Definition of Terms in Fund Name	Jul. 09, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

Each Trust seeks above-average total return. To achieve this objective, each Trust will invest in the common stocks of companies which are selected by applying a unique specialized strategy. While the Trusts seek above-average total return, each follows a different investment strategy. We cannot guarantee that a Trust will achieve its objective or that a Trust will make money once expenses are deducted. Under normal circumstances, each Trust will invest at least 80% of their assets in dividend-paying securities. The Target Dividend Double Play Portfolio is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

Target Dividend Double Play Portfolio

The Target Dividend Double Play Portfolio is a unit investment trust which consists of an approximately equal weighting between two strategies – The S&P Dividend Aristocrats Target 25 Strategy and the Target High Quality Dividend Strategy. The Trust invests in a fixed portfolio of stocks which are selected by applying pre-determined screens and factors and holds the stocks for approximately 15 months.

The composition of the Trust on the Initial Date of Deposit is as follows:

•	Approximately 50% of the portfolio is composed of common stocks which comprise the S&P Dividend Aristocrats Target 25 Strategy; and
•	Approximately 50% of the portfolio is composed of common stocks which comprise the Target High Quality Dividend Strategy.

S&P Dividend Aristocrats Target 25 Strategy

The S&P Dividend Aristocrats Target 25 Strategy invests in companies from the S&P 500® Dividend Aristocrats® Index. The index consists of companies from the S&P 500® Index that have increased dividends every year for at least 25 consecutive years. The S&P Dividend Aristocrats Target 25 Strategy stocks are determined as follows:

•	We begin with all stocks contained in the S&P 500® Dividend Aristocrats® Index as of two business days prior to the date of this prospectus. Regulated investment companies, limited partnerships and business development companies are not eligible for selection.
•	We rank each stock on three equally-weighted factors:
•	Debt to equity. Compares a company’s long-term debt to their stockholder’s equity. Higher levels of this ratio are associated with higher risk, lower levels with lower risk.
•	Price to cash flow. Measures the cost of a company’s stock for every dollar of cash flow generated. A lower, but positive, ratio indicates investors are paying less for the cash flow generated which can be a sign of value.
•	Return on assets. Compares a company’s net income to its total assets. The ratio shows how efficiently a company generates net income from its assets.
•	We rank each of the companies by their combined factor scores.
•	We select an approximately equally-weighted portfolio of the best scoring 25 stocks with a maximum of seven stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors. If more than seven stocks from any one of the major GICS® sectors are selected, these stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better return on assets ratio is selected.

Target High Quality Dividend Strategy

•	Begin with the 1,000 stocks with the largest market capitalization as of two business days prior to the Initial Date of Deposit which trade on a U.S. exchange, excluding real estate investment trusts (“REITs”), American Depositary Receipts/ADRs, regulated investment companies and limited partnerships.
•	Select only those stocks that meet the following criteria:

– Minimum three month average daily trading volume of $2.5 million.

– Three consecutive years of dividend increases.

•	Screen for quality on the following factors:

– Net debt to assets of less than 50%.

– Three-year payout ratio of less than 50% of earnings.

– Positive free cash flow after dividends for the trailing 12 months.

•	Purchase an approximately equally-weighted portfolio of the 30 stocks with the highest dividend yield, subject to a maximum of nine stocks from any one of the major GICS® market sectors. The Financials and Real Estate sectors are combined for the sector limit purpose.